CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 3,521,420	$ 10,357,317
Accounts and other receivables - net	296,530	569,008
Loan receivable	543,263	2,983,642
Inventories	1,421,982	2,849,073
Prepaids and deposits	465,758	1,193,969
Total current assets	6,248,953	17,953,009
Non-current assets
Inventories	1,293,789	0
Property and equipment - net	7,770,457	8,335,867
Exploration and evaluation assets	7,271,857	7,000,000
Total non-current assets	16,336,103	15,335,867
Total assets	22,585,056	33,288,876
Current liabilities
Accounts payable and accrued liabilities	1,169,262	1,292,474
Current portion of lease liability	151,129	129,264
Current portion of long-term debt	498,613	998,080
Total current liabilities	1,819,004	2,419,818
Non-current liabilities
Lease liability	333,727	484,856
Long-term debt	259,114	0
Total non-current liabilities	592,841	484,856
Total liabilities	2,411,845	2,904,674
SHAREHOLDERS' EQUITY
Share capital	86,105,945	85,754,399
Share-based payment reserve	10,216,329	10,355,611
Shares to be issued	472,500	472,500
Deficit	(76,621,563)	(66,198,308)
Total shareholders' equity	20,173,211	30,384,202
Total shareholders' equity and liabilities	$ 22,585,056	$ 33,288,876